Offerings - Offering: 1	Oct. 24, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	5,083,606
Maximum Aggregate Offering Price	$ 227,644,985.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 34,852.45
Offering Note	The amount in the "Amount Registered" column represents the estimated maximum number of shares of NBT Bancorp Inc. common stock that may be issued upon the completion of the merger described herein. This registration statement also relates to an indeterminate number of shares of NBT Bancorp Inc. common stock that may be issued upon stock splits, stock dividends or similar transactions in accordance with Rule 416 under the Securities Act. The amount in the "Maximum Aggregate Offering Price" column is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and computed pursuant to Rules 457(f)(1) and 457(c) of the Securities Act. The proposed maximum aggregate offering price of the registrant's common stock was computed in accordance with Rule 457(c) by multiplying (a) $40.75, the average of the high and low prices per share of Evans Bancorp, Inc. common stock on October 18, 2024, as reported on The NASDAQ Stock Market, LLC, by (b) 5,586,380, the maximum possible number of shares of Evans Bancorp, Inc. common stock that may be exchanged or cancelled in the merger.